SUPPLEMENT DATED MARCH 30, 2015
to

PROSPECTUSES DATED MAY 1, 2006
FOR COLUMBIA ALL-STAR, COLUMBIA ALL-STAR EXTRA,
COLUMBIA ALL-STAR FREEDOM, AND COLUMBIA ALL-STAR TRADITIONS

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

On March 19, 2015, shareholders approved the reorganization of the MFS® Investors Growth Stock Series into the MFS® Massachusetts Investors Growth Stock Portfolio after the close of business on March 27, 2015.

MFS® Investors Growth Stock Series is no longer available for investment and all references to the fund are hereby deleted from the prospectus.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

All Star (US) 3/2015